EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2022
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

25.EARNINGS (LOSS) PER SHARE

25.1Basic

The basic earnings (loss) per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average common shares issued during the period, excluding the common shares acquired by the Company and held as treasury shares.

	June 30,	June 30,
	2022	2021
Resulted of the period attributable for controlling shareholders’	10,480,342	7,277,867
Weighted average number of shares in the period – in thousands	1,361,264	1,361,264
Weighted average treasury shares – in thousands	(14,088)	(12,042)
Weighted average number of outstanding shares – in thousands	1,347,176	1,349,222
Basic earnings (loss) per common share - R$	7.77949	5.39412

25.2Diluted

The diluted earnings (loss) per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares that would cause dilution.

	June 30,	June 30,
	2022	2021
Resulted of the period attributed to controlling shareholders'	10,480,342	7,277,867
Weighted average number of shares in the period (except treasury shares) – in thousands	1,347,176	1,349,222
Average number of potential shares (stock options) – in thousands	215	237
Weighted average number of shares (diluted) – in thousands	1,347,391	1,349,459
Diluted earnings (loss) per common share - R$	7.77825	5.39318